Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Primsol Business Purchase Included In Primsol Payable Gross	$ 1,250,000	$ 1,250,000
Accretion of Discount	$ 173,000	$ 173,000
Conversion of Stock, Shares Issued	143,000	143,000
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 4,943,073	$ 4,943,073
Accretion Expense	$ 3,942,613	$ 3,942,613